Exhibit 99.1
KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)
Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”):

Re: FREMF 2023-K153 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “K-153 Red Tape.xlsm” (the “Data File”) provided by the Company on January 4, 2023, containing information on 47 mortgage loans and the related 47 mortgaged properties as of January 1, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FREMF 2023-K153 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, and (ii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of these documents.

•	The term “Provided Information” means the Loan Files, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, as detailed in the “Calculation Methodology” column of Attachment B, and (iii) the Instructions, as applicable.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loans and related mortgaged properties being securitized, (iii) the compliance of the originator of the mortgage loans with federal, state, and

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local laws and regulations, or (iv) any other factor or characteristic of the mortgage loans and related mortgaged properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
January 4, 2023

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief
3	Property Name	Provided by Company
4	Optigo Lender	Promissory Note, Loan Agreement
5	Address (Street)	Appraisal Report, Engineering Report, USPS Website
6	City	Appraisal Report, Engineering Report, USPS Website
7	County	Appraisal Report, Engineering Report, USPS Website
8	State	Appraisal Report, Engineering Report, USPS Website
9	Metropolitan Statistical Area	MSA File
10	Zip Code	Appraisal Report, Engineering Report, USPS Website
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement
13	Cut-off Date	Provided by Company
14	Original Principal Balance	Promissory Note
15	Note Date	Promissory Note
16	Note Rate	Promissory Note
17	Rate Type	Promissory Note
18	Interest Calculation	Promissory Note
19	First Payment Date	Promissory Note
20	Maturity Date	Promissory Note
21	Payment Date	Promissory Note
22	Late Charge Grace Period (# of days)	Promissory Note
23	Amortization Type	Promissory Note
24	Interest Only Term	Promissory Note
25	Prepay Provision Description	Loan Agreement, Promissory Note
26	Defease To Maturity (Y/N)	Loan Agreement, Promissory Note
27	Partial Defeasance Permitted (Y/N)	Loan Agreement, Promissory Note
28	Appraised Value	Appraisal Report
29	Appraised Value Type	Appraisal Report
30	Appraisal Firm	Appraisal Report
31	Appraisal Date	Appraisal Report
32	Year Built	Engineering Report, Appraisal Report, Physical Risk Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
33	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report, Investment Brief
34	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
35	Affordable LI Units (<=80% AMI)	CRA Report
36	Affordable LI Units (<=60% AMI)	CRA Report
37	Affordable VLI Units (<=50% AMI)	CRA Report
38	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
39	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease
40	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
41	FIRREA Eligible (Y/N)	Appraisal Report
42	Zoning Status	Zoning Report, Appraisal Report, Investment Brief, Promissory Note
43	Lien Position	Final Title Policy, Loan Agreement
44	Fee Simple/Leasehold	Final Title Policy
45	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement
46	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
47	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
48	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief
49	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief
50	U/W NOI	Asset Summary Report (Excel or PDF), Investment Brief
51	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief
52	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief
53	Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
54	Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
55	Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
56	Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
57	Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
58	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
59	2nd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
60	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
61	2nd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
62	2nd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
63	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
64	3rd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
65	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
66	3rd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
67	3rd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
68	Occupancy as of Date	Rent Roll
69	Tenant Concentration Type
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

70	% of Tenant Concentration
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

71	Non-Compliance Provisions (Y/N)	Loan Agreement
72	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreement
73	Rental Subsidy Indicator (Y/N)	Provided by Company
74	Rental Subsidy Type	Provided by Company
75	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report
76	Type of Regulatory Agreement	Legal Affordability Summary Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
77	Description of Regulatory Agreement(s)	Legal Affordability Summary Report
78	% Units with Income Restrictions	Legal Affordability Summary Report
79	% Units with Rent Restrictions	Legal Affordability Summary Report
80	HAP Maturity Date	Legal Affordability Summary Report
81	Condo Ownership (% or N/A)	Loan Agreement, Investment Brief
82	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
83	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review
84	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review
85	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
86	Phase II Performed (Y/N)	Phase II Environmental Report
87	Phase II Environmental Report Date	Phase II Environmental Report
88	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review
89	Engineering Firm	Engineering Report, Physical Risk Report
90	Engineering Report Date	Engineering Report, Physical Risk Report
91	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
92	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
93	Seismic Firm	Seismic Report
94	Seismic Report Date	Seismic Report
95	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
96	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
97	PML (%)	Seismic Report
98	Green Advantage	Loan Agreement, CRA Report
99	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape
100	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
101	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
102	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape
103	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
104	Insurance Reserve - Contractual Payment	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
105	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
106	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
107	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
108	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
109	Replacement Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
110	Replacement Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
111	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
112	Other Reserve - Current Balance ($ or N/A)	Servicing Tape
113	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Loan Agreement Amendment, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
114	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
115	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
116	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
117	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
118	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
119	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
120	Letter of Credit Amount	Letter of Credit, Loan Agreement
121	Letter of Credit Description	Letter of Credit, Loan Agreement
122	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
123	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
124	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Loan Agreement, Form 1133, MICT Screenshot
125	Environmental Insurance Expiration Date	Provided by Company
126	Environmental Insurance Carrier (Name or N/A)	Provided by Company
127	Environmental Insurance Carrier Rating	Provided by Company
128	Environmental Insurance Coverage ($ or N/A)	Provided by Company
129	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot, Flood Waiver, Letter of Map Amendment Determination Document

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
130	Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot
131	Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot, Loan Agreement
132	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
133	Terrorism Insurance Expiration Date	Provided by Company
134	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
135	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
136	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
137	Terrorism Insurance Carrier Rating	Provided by Company
138	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
139	Property Insurance Expiration Date	Provided by Company
140	Property Insurance Carrier (Name or N/A)	Provided by Company
141	Property Insurance Carrier Rating	Provided by Company
142	Property Insurance Coverage ($ or N/A)	Provided by Company
143	Property Insurance Deductible ($ or N/A)	Provided by Company
144	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, MICT Screenshot
145	Liability Insurance Expiration Date	Provided by Company
146	Liability Insurance Carrier (Name or N/A)	Provided by Company
147	Liability Insurance Carrier Rating	Provided by Company
148	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
149	Liability Insurance Deductible ($ or N/A)	Provided by Company
150	Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement
151	Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement
152	Existing Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents
153	Existing Financing Amount (existing)	Loan Agreement, Secondary Financing Documents
154	Existing Financing Description (existing)	Loan Agreement, Secondary Financing Documents
155	Future Mezzanine Debt (Y/N)	Loan Agreement
156	Future Secondary Financing (Y/N)	Loan Agreement
157	Future Secondary Financing Description	Loan Agreement
158	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement
159	Number of Properties per Loan	Loan Agreement, Appraisal, Title Policy
160	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Loan Agreement, Promissory Note

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
161	Crossed Loans	Cross Collateralization Agreement, Loan Agreement, Promissory Note
162	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement
163	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement
164	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief
165	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
166	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
167	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
168	Borrower Principal	Provided by Company
169	Borrower Type	Loan Agreement
170	Tenants In Common (Y/N)	Loan Agreement
171	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents
172	Independent Director (Y/N)	Loan Agreement
173	Non-Consolidation Opinion (Y/N)	Opinion of Counsel
174	Assumption Fee	Loan Agreement
175	Recourse(Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
176	Recourse Description	Loan Agreement, Promissory Note, Guaranty Agreement
177	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents
178	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents
179	Environmental Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
180	Fraud Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
181	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
182	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
183	Waste Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
184	Borrower/Principal Liquid Assets	Provided by Company
185	Borrower/Principal Net Worth	Provided by Company
186	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
187	Bankruptcy Description (Chapter # or N/A)	Provided by Company
188	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement
189	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
190	Master Servicing Fee	Provided by Company
191	Trustee Fee	Trustee Fee Bid Letter
192	Master Servicing Surveillance Fee	Provided by Company
193	Special Servicing Surveillance Fee	Provided by Company
194	CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
195	Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

196	Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

197	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
198	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.
199	Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

200	Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.
201	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
202	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
203	Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.
204	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
205	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
206	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
207	LTV at Maturity	Maturity Balance divided by Appraised Value.

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
208	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
209	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
210	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
211	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
212	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
213	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
214	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.
215	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.
216	CDCR (Combined DCR)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt or (iv) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Existing Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (iv) above.

217	CLTV (Combined LTV)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt or (iii) is unsecured. Otherwise, sum of Cut-off Balance and any Existing Financing Amount (existing) which is not represented by any of the conditions (i) through (iii) above, divided by Appraised Value.

218	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
219	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
220	Net Mortgage Rate	Note Rate minus Administration Fee.

ATTACHMENT C

INSTRUCTIONS

1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.
For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use the Source Documents to determine the value for the Compared Attribute “Earthquake Insurance In Place (Y/N)”.

5.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.

7.
For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”.

8.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents.

9.
For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked.

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ATTACHMENT C

10.
For all Mortgage Loans where the “Crossed Loans” Compared Attribute was not equal to “N/A”, Mortgage Loans with the same “Crossed Loans” value were considered to be a group (each, a “Crossed Loan Group”). Each underlying mortgage loan in a Crossed Loan Group is treated as having the same “LTV at Cutoff”, “LTV at Maturity”, “Cut-off Balance Per Unit”, “U/W DSCR (NCF)”, “U/W IO DSCR (NCF)”, “Most Recent DSCR (NCF)”, “2nd Most Recent DSCR (NCF)”, and “3rd Most Recent DSCR (NCF)” as such Crossed Loan Group as a whole. These ratios, except for the “Cut-off Balance Per Unit”, reflect, in each case, a weighted average of the respective individual ratio for each underlying mortgage loan in such Crossed Loan Group, weighted based on the Cut-off Balance for such underlying mortgage loan relative to the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group. The “Cut-off Balance Per Unit” for the underlying mortgage loans in such Crossed Loan Group is based on the aggregate Cut-off Balance for all of the underlying mortgage loans in such Crossed Loan Group and the aggregate Number of Units of all of the mortgaged real properties securing such underlying mortgage loans.

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